Annual Total Returns[BarChart] - PIMCO All Asset Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	2.44%	15.44%	0.77%	0.80%	(8.72%)	13.34%	13.98%	(4.98%)	12.21%	8.41%